CASH AND RESTRICTED CASH EQUIVALENTS (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND RESTRICTED CASH EQUIVALENTS
Guaranteed Investment Certificate	$ 34,500	$ 34,500	$ 34,500